Schedule of Investments (unaudited) October 31, 2023	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.7%
Black Belt Energy Gas District RB, 5.50%, 11/01/53 (Put 12/01/28)(a)	$500	$505,492
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53 (Put 12/01/29)(a)	315	317,958
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44 (Put 05/01/29)(b)	110	90,954

		914,404

Arizona — 0.4%
Arizona Health Facilities Authority RB, VRDN, 4.34%, 01/01/46 (Put 11/04/26), (SIFMA Municipal Swap Index)(a)(c)	100	97,320

California — 6.5%
Bay Area Toll Authority RB, Series E, 4.60%, 04/01/56 (Put 04/01/28), (SIFMA Municipal Swap Index)(a)(c)	250	239,824
California Community Choice Financing Authority RB, 5.51%, 12/01/53 (Put 08/01/29)(a)(c)	750	717,393
California Infrastructure & Economic Development Bank RB, Class D, 4.54%, 08/01/47 (Put 08/01/24), (SIFMA Municipal Swap Index)(a)(c)	100	98,956
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	115	106,821
San Diego Unified School District/CA GO, 0.00%, 07/01/31(d)	610	455,968

		1,618,962

Colorado — 5.9%
City & County of Denver Co. Airport System Revenue RB, 5.75%, 11/15/34 (Call 11/15/32)	200	216,616
Colorado Health Facilities Authority RB 4.00%, 08/01/39 (Call 08/01/29)	185	160,070
VRDN, 4.74%, 05/15/61 (Put 08/17/26) (SIFMA Municipal Swap Index)(a)(c)	500	498,728
Series B-2, 2.63%, 05/15/29 (Call 12/01/23)	150	123,969
E-470 Public Highway Authority RB, 3.91%, 09/01/39 (Put 09/01/24)(a)(c)	250	248,626
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(b)(d)	250	212,500

		1,460,509

Connecticut — 1.6%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38 (Call 05/15/30)	210	133,120
Connecticut State Health & Educational Facilities Authority RB, 4.00%, 07/01/36 (Call 07/01/31)	165	151,203
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/34 (Call 01/01/33)	100	108,233

		392,556

Delaware — 1.9%
Delaware State Economic Development Authority RB, Class B, 1.25%, 10/01/40 (Put 10/01/25)	500	462,846

District of Columbia — 3.1%
District of Columbia GO, 5.00%, 01/01/43 (Call 01/01/33)	500	515,627
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/37 (Call 10/01/32)	250	249,332

		764,959

Florida — 1.9%
Lakes of Sarasota Community Development District RB, 2.75%, 05/01/26	125	120,406
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	195	186,169

Security	Par (000)	Value

Florida (continued)
Tohoqua Community Development District RB, 2.38%, 05/01/26	$170	$163,183

		469,758

Illinois — 13.0%
Chicago Midway International Airport RB, 5.00%, 01/01/34 (Call 01/01/24)	850	849,884
Chicago O’Hare International Airport RB, Series B, 5.00%, 01/01/37 (Call 01/01/27)	200	203,129
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	250	257,623
City of Chicago IL GO 5.00%, 01/01/27 (Call 01/01/26)	130	131,138
5.00%, 01/01/34 (Call 01/01/32)	500	506,712
Illinois Finance Authority RB, Class B, 4.89%, 05/01/42 (Put 05/01/26), (SIFMA Municipal Swap Index)(a)(c)	500	482,034
Illinois Housing Development Authority RB, 4.65%, 10/01/37 (Call 04/01/32) (GNMA/FNMA/FHLMC COLL)	230	214,947
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36 (Call 12/01/26)	100	88,302
State of Illinois GO 5.00%, 10/01/30	225	232,570
5.25%, 05/01/40 (Call 05/01/32)	250	250,426

		3,216,765

Iowa — 1.5%
Iowa Finance Authority RB 1.50%, 01/01/42 (Put 04/01/24)(a)	250	245,990
5.00%, 05/15/48 (Call 05/15/27)	170	120,828

		366,818

Kentucky — 1.4%
City of Henderson KY RB, 3.70%, 01/01/32(b)	250	232,173
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35 (Put 07/01/26)(a)	125	118,274

		350,447

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	211,131

Massachusetts — 1.7%
Commonwealth of Massachusetts GO, 5.00%, 10/01/34 (Call 10/01/32)	155	169,580
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	259,034

		428,614

Michigan — 1.8%
Michigan Finance Authority RB, 4.94%, 04/15/47 (Put 04/15/27), (SIFMA Municipal Swap Index)(a)(c)	250	249,256
Wayne County Airport Authority RB, 5.00%, 12/01/35 (Call 12/01/31)	180	185,406

		434,662

Missouri — 3.0%
Kansas City Industrial Development Authority RB, 5.00%, 03/01/34 (Call 03/01/29)	750	752,098

New Hampshire — 1.0%
New Hampshire Business Finance Authority RB, Class A, 4.47%, 10/01/33 (Put 07/01/24), (SIFMA Municipal Swap Index)(a)(c)	250	246,015

New Jersey — 8.5%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	234,255

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Educational Facilities Authority RB, 5.00%, 09/01/38 (Call 03/01/33)	$100	$101,832
New Jersey Health Care Facilities Financing Authority RB, 5.25%, 07/01/35 (Call 01/01/24)	1,000	1,000,908
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/37 (Call 06/15/33)	250	256,621
State of New Jersey GO, Series A, 4.00%, 06/01/32	500	497,770

		2,091,386

New York — 10.2%
City of New York NY GO, 5.00%, 04/01/41 (Call 04/01/33)	500	510,952
New York City Housing Development Corp. RB
1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	430	342,787
2.25%, 11/01/30 (Call 09/01/27)	150	129,259
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/48 (Call 12/15/33)	250	258,131
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 05/01/41 (Call 05/01/33)	500	513,361
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36 (Call 11/15/31)	250	186,614
New York State Environmental Facilities Corp. RB, 5.13%, 09/01/50 (Put 09/03/30)(b)	250	240,939
New York Transportation Development Corp., 5.00%, 01/01/30 (Call 01/01/28)	250	244,761
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/38 (Call 11/15/33)	100	104,022

		2,530,826

Ohio — 8.1%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	225,852
American Municipal Power Inc. RB, Class A-2, 1.00%, 02/15/48 (Put 08/15/24)(a)	500	487,510
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30 (Put 06/01/27)	100	97,825
Ohio Higher Educational Facility Commission RB, Series B, 4.32%, 12/01/42 (Put 12/01/26), (SIFMA Municipal Swap Index)(a)(c)	1,000	967,917
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(b)	250	222,334

		2,001,438

Pennsylvania — 5.5%
Allegheny County Hospital Development Authority RB, 4.89%, 11/15/47 (Put 05/15/27), (SIFMA Municipal Swap Index)(a)(c)	250	249,067
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	200	174,051
Bethlehem Area School District Authority, Series B, 3.91%, 07/01/31 (Put 11/01/25)(a)(c)	460	445,030
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	125	125,232
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32 (Call 10/01/29)	445	354,436

		1,347,816

South Carolina — 1.7%
City of Hardeeville SC, 3.00%, 05/01/27(b)	225	210,401
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	198,425

		408,826

Security	Par (000)	Value

Tennessee — 3.0%
Tennergy Corp/TN RB, 5.50%, 10/01/53 (Put 12/01/30)	$750	$752,425

Texas — 6.5%
City of Beaumont TX GOL, 4.00%, 03/01/33 (Call 03/01/30)	215	210,312
Houston Higher Education Finance Corp. RB 1.75%, 10/01/24 (Call 12/01/23)	115	110,419
2.00%, 10/01/25 (Call 12/01/23)	75	69,362
New Hope Cultural Education Facilities Finance Corp. RB 4.00%, 08/15/34 (Call 08/15/27)	750	708,216
Class A, 4.00%, 06/15/25	280	279,706
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(b)	250	224,885

		1,602,900

Utah — 2.0%
City of Salt Lake City Airport Revenue, 5.25%, 07/01/40 (Call 07/01/33)	500	504,058

Virginia — 0.9%
Virginia Housing Development Authority RB, 2.05%, 12/01/33 (Call 12/01/30)	270	211,860

Washington — 2.2%
County of King WA Sewer Revenue RB, Class A, 4.42%, 01/01/40 (Put 01/01/27), (SIFMA Municipal Swap Index)(a)(c)	550	542,976

Wisconsin — 0.6%
City of Milwaukee WI Sewerage System Revenue RB, 4.00%, 06/01/31 (Call 12/01/23)	145	139,579

Total Long-Term Investments — 98.4% (Cost: $25,602,738)		24,321,954

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 3.82%(e)(f)	122,160	122,160

Total Short-Term Securities — 0.5% (Cost: $122,142)		122,160

Total Investments — 98.9% (Cost: $25,724,880)		24,444,114

Other Assets Less Liabilities — 1.1%		260,272

Net Assets — 100.0%		$24,704,386

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Intermediate Muni Income Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$733,322	$—	$(611,153	)(a)	$(13)	$4	$122,160	122,160	$3,232	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$24,321,954	$—	$24,321,954
Short-Term Securities
Money Market Funds	122,160	—	—	122,160

	$122,160	$24,321,954	$—	$24,444,114

Portfolio Abbreviation

FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond

SIFMA	Securities Industry and Financial Markets Associations
ST	Special Tax
TA	Tax Allocation

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